Acquisitions (Tables)	12 Months Ended
Dec. 31, 2018
Zenith Group
Acquisitions
Schedule of purchase price allocation

		Amortization
	Amount	Period
	RMB in thousands
Net assets acquired	30,252
Intangible assets	—
—Tradename	54,974	8 years
—Non-compete clause	2,230	3 years
Noncontrolling interests	(121,154)
Goodwill	360,039
Total	326,341

Total purchase price comprised of:	Amount
RMB in thousands
Cash consideration	296,796
Fair value of previously held equity interests	29,545
Total	326,341

Other acquisitions
Acquisitions
Schedule of purchase price allocation

	For the Year Ended December 31,
	2016	2017	2018	Amortization
	RMB in thousands			Period

Net (liabilities) assumed/assets acquired	(3,596)	—	62,800
Intangible assets
—Tradename	4,921	—	104,000	5 to 10 years
—User base	—	—	21,500	3 years
—Copyrights	—	—	23,500	9 months to 3 years
—Technology	—	—	9,000	6 to 8 months
—Others	6,710	—	—	1 to 2 years
Noncontrolling interests	—	—	(107,505)
Goodwill	50,967	—	530,482
Total	59,002	—	643,777
Total purchase price comprised of :
Cash consideration	40,801	—	391,071
Fair value of previously held equity interests	—	—	252,706
Fair value of the share options granted	18,201	—	—
Total	59,002	—	643,777